Vessels, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Balance	$ 1,306,923
Additions	(56,880)
Balance	1,250,043	$ 1,306,923
Cost
Property, Plant and Equipment [Line Items]
Balance	1,505,013	1,590,332
Additions	0	0
Disposals (including vessels held for sale)		(85,319)
Balance	1,505,013	1,505,013
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(198,090)	(148,697)
Additions	(56,880)	(57,617)
Disposals (including vessels held for sale)		8,224
Balance	(254,970)	(198,090)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance	1,306,923	1,441,635
Additions	(56,880)	(57,617)
Disposals (including vessels held for sale)		(77,095)
Balance	$ 1,250,043	$ 1,306,923